Convertible Promissory Notes – Related Parties (Details) - Schedule of convertible promissory notes - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of convertible promissory notes [Abstract]
Convertible promissory notes	$ 591,693	$ 540,071